Financial instruments - Disclosure of nature and extent of risks arising from financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 31,109	$ 10,358	$ 49,330
Receivables	161	236
Accounts payable and accrued liabilities	(2,234)	(3,473)
RSU liability	(1,001)	(541)	$ 0
Lease liability	(597)	0
Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Net exposure to foreign currency	200
C$ [Member] | Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	195	162
Receivables	31	318
Accounts payable and accrued liabilities	(1,511)	(797)
RSU liability	(1,315)
Lease liability	(784)
Net exposure to foreign currency	(3,384)	(317)
ZAR [Member] | Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	2,588	2,556
Receivables	34	0
Accounts payable and accrued liabilities	(826)	(163)
RSU liability	0
Lease liability	0
Net exposure to foreign currency	1,796	2,393
GBP [Member] | Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		0
Receivables		0
Accounts payable and accrued liabilities		(42)
Net exposure to foreign currency		(42)
USD Equivalent [Member] | Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	330	311
Receivables	26	233
Accounts payable and accrued liabilities	(1,209)	(668)
RSU liability	(1,001)
Lease liability	(597)
Net exposure to foreign currency	$ (2,451)	$ (124)